Subordinated Liabilities (Narrative) (Details) € in Millions, ¥ in Millions, £ in Millions, $ in Millions			6 Months Ended	12 Months Ended
		Apr. 01, 2018 GBP (£)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 JPY (¥)	Jun. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Redemptions			£ 3,075	£ 1,378
Barclays UK [member] | BBUKPLC [member]
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in subordinated liabilities	[1]		(3,019)
Subordinated liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Redemptions			£ 3,075
Subordinated liabilities [Member] | 7.75% Contingent Capital Notes
Disclosure of detailed information about borrowings [line items]
Notional amount						£ 713		$ 1,000
Borrowings, interest rate					7.75%	7.75%	7.75%	7.75%
Subordinated liabilities [Member] | 7.7% Undated Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Notional amount						£ 72		$ 99
Borrowings, interest rate					7.70%	7.70%	7.70%	7.70%
Subordinated liabilities [Member] | CMS-link Subordinated loans
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 235	£ 206
Subordinated liabilities [Member] | ShinGinko Tokyo Limited
Disclosure of detailed information about borrowings [line items]
Notional amount						10	¥ 1,500
Subordinated liabilities [Member] | The Daisan Bank Limited [member]
Disclosure of detailed information about borrowings [line items]
Notional amount						7	¥ 1,000
Subordinated liabilities [Member] | Fixed or Floating Interest Rate [Member] | Fixed or Floating Rate Subordinated Callable Notes
Disclosure of detailed information about borrowings [line items]
Notional amount						500
Subordinated liabilities [Member] | Fixed interest rate [member] | 6% Subordinated Notes One and Two
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 1,750	£ 1,532
Borrowings, interest rate					6.00%	6.00%	6.00%	6.00%
Subordinated liabilities [Member] | Floating interest rate [member] | Subordinated Notes One
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 40	£ 35
Borrowings Maturity Date			2018
Subordinated liabilities [Member] | Barclays UK [member] | BBUKPLC [member]
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in subordinated liabilities		£ (3,019)

[1]

The movement in net assets relating to the disposal of Barclays Bank UK PLC of £18,546m is stated after the elimination of internal balances between Barclays Bank PLC and Barclays Bank UK PLC on 1 April 2018 of £2,231m